SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
33	SUBSEQUENT EVENTS
On January 9, 2012, the Group has paid a total amount of RMB100,000,000 (approximately $15,710,000) as additional investment cost toYunnan HanDing Investment Co., Ltd.